Income Taxes (Schedule of Income Tax (Expense) Benefit) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	3 Months Ended			12 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 10, 2013	Mar. 31, 2014 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 30, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Mar. 31, 2013 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Current income tax (expense) benefit
Federal		$ 0	$ (2)	$ (3)	$ 1	$ (8)	$ 2		$ 34	$ (1)
State		(10)	0	0	(13)	(6)	(17)		22	(20)
Total current income tax (expense) benefit		(10)	(2)	(3)	(12)	(14)	(15)		56	(21)
Deferred income tax (expense) benefit
Federal		(48)	1	(1)	(46)	(19)	(1,402)		(199)	(136)
State		2	0	0	14	(5)	(184)		(10)	(95)
Total deferred income tax expense		(46)	1	(1)	(32)	(24)	(1,586)		(209)	(231)
Foreign income tax expense		0		0	(1)	0	0		(1)	(2)
Total income tax expense	$ (1,600)	$ (56)	$ (1)	$ (4)	$ (45)	$ (38)	$ (1,601)	$ (154)	$ (154)	$ (254)